SCHEDULE OF REVENUE FROM RELATED PARTIES (Details) - JPY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Revenue from related parties		¥ 216,597	¥ 362,532	¥ 284,306
Sugimoto Hiroyuki [Member] | Real Estate Management Income [Member]
Related Party Transaction [Line Items]
Revenue from related parties		70	69	133
Yuto Yoshiyuki [Member] | Rental Income And Real Estate Management Income [Member]
Related Party Transaction [Line Items]
Revenue from related parties		64	2,013	63
Watanabe Takahide [Member] | Rental Income [Member]
Related Party Transaction [Line Items]
Revenue from related parties		1,095	1,314	1,314
Li Tianqi [Member] | Real Estate Management Income [Member]
Related Party Transaction [Line Items]
Revenue from related parties		482
Fuchiwaki Takeshi [Member] | Real Estate Management Income [Member]
Related Party Transaction [Line Items]
Revenue from related parties		142
SYW [Member] | Rental Income And Real Estate Management Income [Member]
Related Party Transaction [Line Items]
Revenue from related parties		195,733	28,010	26,789
GARNET [Member] | Real Estate Management Income [Member]
Related Party Transaction [Line Items]
Revenue from related parties				4,996
SYNS [Member] | Real Estate Management Income and Realestate Sales [Member]
Related Party Transaction [Line Items]
Revenue from related parties	[1]		331,126	251,011
Flex Brain [Member] | Solar Power Plant Sales And Rental Income [Member]
Related Party Transaction [Line Items]
Revenue from related parties		¥ 19,011

[1]	Real estate properties sold to SYNS had been sold to third party customers within the same period.